SHARE BASED COMPENSATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Oct. 10, 2014 installment	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Jan. 31, 2023 installment shares	Oct. 31, 2022	Feb. 28, 2022 installment shares	Aug. 31, 2021 installment shares	Aug. 31, 2014 installment shares	Aug. 31, 2009 shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 $ / shares	Jul. 31, 2009 shares
SHARE BASED COMPENSATION
Market value of ordinary shares | (per share)		¥ 65.41							¥ 65.41				$ 9.24
Intrinsic value of options exercised											¥ 8,000	¥ 6,000
Share-based compensation									¥ 862,642		1,000,869	9,884
Cash received from the exercise of share options									0		5,024	10,185
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Cash received from the exercise of share options									45,289	$ 6,379
Stock Options
SHARE BASED COMPENSATION
Share-based compensation									¥ 0		¥ 0	¥ 500
Restricted shares
SHARE BASED COMPENSATION
Number of restricted shares issued | shares		16,942,682							16,942,682		6,814,460	318,600
Share-based compensation									¥ 721,000		¥ 968,000	¥ 9,000
Unrecognized share-based compensation expense		¥ 968,000							¥ 968,000		¥ 256,000	¥ 20,000
2009 Plan
SHARE BASED COMPENSATION
Ordinary shares that may be issued | shares														10,897,300
Contractual life								7 years
2009 Plan | Share-based Payment Arrangement, Employee
SHARE BASED COMPENSATION
Options granted | shares								953,200
Share-based compensation arrangement by share-based payment award, award vesting period								36 months
2009 Plan | Stock Options
SHARE BASED COMPENSATION
Number of vesting installments | installment	5
2014 Plan
SHARE BASED COMPENSATION
Ordinary shares that may be issued | shares							12,037,980
Contractual life							10 years
2014 Plan | Stock Options
SHARE BASED COMPENSATION
Number of vesting installments | installment							5
Long-term incentive plan 2021 | Restricted shares
SHARE BASED COMPENSATION
Number of restricted shares issued | shares						354,000
Contractual life						5 years
Number of vesting installments | installment						10
Long-term incentive plan 2022 | Restricted shares
SHARE BASED COMPENSATION
Number of restricted shares issued | shares					16,684,600
Contractual life					3 years
Number of vesting installments | installment					12
Long-term incentive plan 2023 | Restricted shares
SHARE BASED COMPENSATION
Ordinary shares that may be issued | shares			20,800,000
Contractual life			7 years
Number of vesting installments | installment			14
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Contractual life				3 years
Options granted | shares											32,149,900
Market value of ordinary shares | ¥ / shares		¥ 8.86							¥ 8.86
Intrinsic value of options exercised									¥ 3,000		¥ 0
Share-based compensation									¥ 142,000		33,000
Cash received from the exercise of share options		¥ 45,000									¥ 0
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") | First year
SHARE BASED COMPENSATION
Vesting				30.00%
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") | Second year
SHARE BASED COMPENSATION
Vesting				30.00%
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") | Third year
SHARE BASED COMPENSATION
Vesting				40.00%